Summary of Significant Accounting Policies - Property Plant and Equipment Estimated Useful Lives (Detail)	6 Months Ended
Jun. 30, 2016
Capitalized Software Development Costs
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Office Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements, Estimated Useful Life	Shorter of 5 years or remaining lease term